UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GLOBAL TACTICAL FUND

Institutional Class Ticker: GIVYX

SEMI-ANNUAL REPORT

MARCH 31, 2021

(Unaudited)

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Healthcare
1.33%
Industrials
6.23%
Money Market Fund
3.24%
Real Estate Investment
Trusts
11.11%
Financial Services
20.27%
Technology
10.03%
Energy
1.34%
Consumer Defensive
1.39%
Basic Materials
2.61%
Communication Services
12.42%
Consumer Cyclical
30.03%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes securities sold short.

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 88.95%

Air Courier Services - 1.36%
1,134	FedEx Corp. (a)	$ 322,101

Aircraft - 2.79%
2,600	Boeing Co. (a) *	662,272

Aircraft Part & Auxiliary Equipment - 1.24%
500	TransDigm Group, Inc. (a) *	293,960

Blank Checks - 3.83%
35,140	CF Finance Acquisition Corp. III Class A (a) *	351,400
26,100	Hudson Executive Investment Corp. Class A (a) *	258,912
30,000	Starboard Value Acquisition Corp. Class A (a) *	297,900
		908,212
Commercial Banks - 3.97%
15,460	ABN AMRO Bank NV ADR *	187,845
47,000	ICICI Bank Ltd. ADR (a) *	753,410
		941,255
Communication Services - 0.65%
16,000	Gogo, Inc. (a)	154,560

Cutlery, Handtools & General Hardware - 1.00%
252,200	Toughbuilt Industries, Inc. (a) *	237,068

Deep Sea Foreign Transportation of Freight - 1.39%
17,887	Scorpio Tankers, Inc. (Monaco) (a)	330,194

Financial Services - 5.79%
3,000	American Express Co. (a)	424,320
152,300	ECN Capital Corp. (Canada)	949,237
		1,373,557
Footwear (No Rubber) - 0.18%
1,000	Skechers U.S.A., Inc. Class A (a) *	41,710

Guided Missiles & Space Vehicles & Parts - 0.08%
50	Lockheed Martin Corp. (a)	18,475

Hotels & Motels - 4.73%
3,450	Marriott International, Inc. Class A (a) *	510,980
10,000	Travel & Leisure Co. (a)	611,600
		1,122,580

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Hotels, Rooming House, Camps & Other Lodging Places - 2.32%
14,680	Hilton Grand Vacations, Inc. (a) *	$ 550,353

Internet Media & Services - 1.20%
2,200	Delivery Hero S.E. (Germany) *	285,113

Malt Beverages - 1.30%
4,100	Fomento Economico Mexicano S.A.B. de C.V. ADR (a)	308,853

Metal Mining - 1.06%
25,401	Sustainable Opportunities Acquisition Corp. Class A (a) *	252,232

Metals & Mining - 1.16%
70,000	Glencore PLC ADR	274,273

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.56%
1,100	Martin Marietta Materials, Inc. (a)	369,402

Motor Vehicles & Passenger Car Bodies - 4.13%
11,888	Forum Merger III Corp. Class A (a) *	118,523
41,446	Tata Motors Ltd. ADR (a) *	861,662
		980,185
National Commercial Banks - 2.47%
15,000	Wells Fargo & Co. (a)	586,050

Non-Trading Company - 2.90%
24,957	Aston Martin Lagonda Global Holdings PLC ADR *	687,676

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.06%
20	Intuitive Surgical, Inc. (a) *	14,779

Personal Credit Institutions - 0.14%
2,000	LendingClub Corp. (a) *	33,040

Photographic Equipment & Supplies - 0.91%
10,700	IMAX, Corp. (Canada) (a) *	215,070

Publishing & Broadcasting - 0.67%
6,000	Future PLC (United Kingdom)	158,299

Retail & Wholesale - Discretionary - 1.44%
7,500	Mercari, Inc. (Japan) *	339,980

Retail - Apparel & Accessory Stores - 3.20%
23,000	Industria de Diseno Textil SA (Spain)	757,994

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Retail - Catalog & Mail-Order Houses - 0.60%
4,000	Jumia Technologies A.G. ADR (a) *	$ 141,840

Retail - Eating & Drinking Places - 0.48%
1,000	Shake Shack, Inc. Class A (a) *	112,770

Retail - Miscellaneous Retail - 2.46%
25,734	The RealReal, Inc. (a) *	582,360

Retail - Retail Stores - 3.07%
2,359	Ulta Beauty, Inc. (a) *	729,332

Security Brokers, Dealers & Flotation Companies - 0.52%
1,900	Charles Schwab Corp. (a)	123,842

Semiconductors & Related Devices - 0.85%
1,500	Applied Materials, Inc. (a)	200,400
10	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (a)	1,183
		201,583
Services - Advertising - 0.05%
1,000	ANGI, Inc. Class A (a) *	13,000

Services - Amusement & Recreation Services - 0.68%
3,900	Pollard Banknote Ltd. (Canada)	160,249

Services - Business Services - 2.48%
500	FarFetch Ltd. (United Kingdom) Class A (a) *	26,510
52,900	Limelight Networks, Inc. (a) *	188,853
9,407	Trip.com Group Ltd. ADR (a) *	372,799
		588,162
Services - Computer Integrated Systems Design - 0.48%
60,253	ASA International Group PLC (United Kingdom) *	114,200

Services - Computer Processing & Data Preparation - 0.88%
5,000	DXC Technology Co. (a) *	156,300
400	Zendesk, Inc. (a) *	53,048
		209,348
Services - Computer Programming, Data Processing, Etc. - 10.58%
1,000	Baidu, Inc. ADR (a) *	217,550
928	Facebook, Inc. Class A (a) *	273,324
16,300	GAN Ltd. (a) *	296,660
6,077	Pinterest, Inc. Class A (a) *	449,880
20,000	Twitter, Inc. (a) *	1,272,600
		2,510,014

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Services - Educational Services - 0.14%
1,000	GSX Techedu, Inc. ADR (a) *	$ 33,880

Services - Miscellaneous Health & Allied Services - 1.31%
7,000	Ontrak, Inc. (a)	227,920
13,311	SOC Telemed, Inc. Class A (a) *	83,726
		311,646
Services - Motion Picture & Video Tape Distribution - 1.29%
169,300	Eros STX Global Corp. Class A (a) *	306,433

Services - Prepackaged Software - 5.46%
2,500	Alteryx, Inc. Class A (a) *	207,400
24,642	Ascendant Digital Acquisition Corp. Class A (a) *	243,956
2,200	BigCommerce Holdings, Inc. Series 1 (a) *	127,160
29,289	Dragoneer Growth Opportunities Corp. Class A (a) *	297,283
10,700	Nutanix, Inc. Class A (a) *	284,192
1,000	Splunk, Inc. (a) *	135,480
		1,295,471
Software & Tech Services - 3.45%
11,000	Amadeus IT Group SA (Spain) *	778,964
2,789	Cyan AG (Germany) *	39,252
		818,216
Special Industry Machinery - 1.26%
20,010	Desktop Metal, Inc. Class A (a) *	298,149

Transportation Services - 0.80%
6,000	MakeMyTrip Ltd. Class A (India) (a) *	189,480
10	XPO Logistics, Inc. (a) *	1,233
		190,713
Water Transportation - 0.58%
5,000	Norwegian Cruise Line Holdings Ltd. (a)	137,950

TOTAL COMMON STOCKS (Cost $14,392,430) - 88.95%		21,098,401

REAL ESTATE INVESTMENT TRUSTS - 11.54%
100	Belpointe REIT, Inc. (a) *	10,007
1,100	Boston Properties, Inc. (a)	111,386
15,000	Easterly Government Properties, Inc. (a)	310,950
47,000	Kimco Realty Corp. (a)	881,250
34,300	Macerich Co. (a)	401,310
1,000	Simon Property Group, Inc. (a)	113,770
27,118	Store Capital Corp. (a)	908,453
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,020,192) - 11.54%		2,737,126

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 3.37%
798,791	First American Treasury Obligations Fund Class X 0.03% **	$ 798,791
TOTAL MONEY MARKET FUND (Cost $798,791) - 3.37%		798,791

INVESTMENTS IN SECURITIES, AT VALUE (Cost $17,211,413) - 103.86%		24,634,318

LIABILITIES LESS OTHER ASSETS - (3.86)%		(915,058)

NET ASSETS - 100.00%		$ 23,719,260

(a) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $19,102,445.

* Non-income producing security during the period.

**Variable rate security; the rate shown represents the yield at March 31, 2021.

*** Classifications in this Schedule of Investments are derived from SIC Industries.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS * - (51.72)%

Air-Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - (0.72)%
(2,449)	Aaon, Inc.	$ (171,454)

Bottled & Canned Soft Drinks Carbonated Waters - (2.00)%
(5,200)	Monster Beverage Corp.	(473,668)

Cable & Other Pay Television Services - (0.00)%
(10)	Discovery, Inc.	(435)

Communications Equipment - (0.35)%
(2,010)	Iridium Communications, Inc.	(82,912)

Computer Peripheral Equipment - (1.76)%
(4,000)	Logitech International S.A.	(418,000)

Cutlery, Handtools & General Hardware - (1.17)%
(1,200)	Snap-On, Inc.	(276,888)

Electric Services - (0.00)%
(10)	Ormat Technologies, Inc.	(785)

Electrical Industrial Apparatus - (0.00)%
(10)	Plug Power, Inc.	(358)

Electronic & Other Electrical Equipment (No Computer Equip) - (1.52)%
(1,100)	Legrand S.A. (France)	(102,331)
(795)	Peloton Interactive, Inc. Class A	(89,390)
(4,150)	Sunnova Energy International, Inc.	(169,403)
		(361,124)
Farm Machinery & Equipment - (1.62)%
(1,030)	Deere & Co.	(385,364)

Hospital & Medical Service Plans - (1.06)%
(700)	Anthem, Inc.	(251,265)

Hotels & Motels - (1.16)%
(4,000)	InterContinental Hotels Group PLC ADR	(274,308)

Household Furniture - (1.29)%
(7,200)	La-Z-Boy, Inc.	(305,856)

Laboratory Analytical Instruments - (0.84)%
(700)	Waters Corp.	(198,919)

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Lumber & Wood Products (No Furniture) - (1.23)%
(3,200)	Trex Co., Inc.	$ (292,928)

Malt Beverages - (1.78)%
(350)	Boston Beer Co., Inc. Class A	(422,198)

Medical Equipment & Devices - (2.22)%
(1,780)	Essilorluxottica S.A. (France)	(289,866)
(3,000)	GN Store Nord A.S. (Denmark)	(236,191)
		(526,057)
Miscellaneous Chemical Products - (1.42)%
(1,100)	WD-40 Co.	(336,798)

Miscellaneous Food Preparations & Kindred Products - (1.13)%
(3,000)	McCormick & Co., Inc.	(267,480)

Mortgage Bankers & Loan Correspondents - (0.00)%
(10)	Rocket Cos., Inc. Class A	(231)

Motor Vehicles & Passenger Car Bodies - (2.90)%
(1,100)	Ferrari N.V. (Italy)	(230,208)
(4,000)	Nio, Inc. ADR	(155,920)
(452)	Tesla, Inc.	(301,904)
		(688,032)
Operative Builders - (0.79)%
(40)	NVR, Inc.	(188,437)

Ophthalmic Goods - (0.65)%
(400)	Cooper Cos., Inc.	(153,636)

Ordnance & Accessories (No Vehicles/Guided Missiles) - (0.74)%
(1,226)	Axon Enterprise, Inc.	(174,607)

Pharmaceutical Preparations - (0.53)%
(2,000)	Morphic Holdings, Inc.	(126,560)

Retail - Auto & Home Supply Stores - (1.58)%
(737)	O'Reilly Automotive, Inc.	(373,843)

Retail - Auto Dealers & Gasoline Stations - (2.45)%
(2,000)	CarMax, Inc.	(265,320)
(1,200)	Carvana Co. Class A	(314,880)
		(580,200)

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Retail - Computer & Computer Software Stores - (1.84)%
(2,300)	GameStop Corp.	$ (436,586)

Retail - Eating Places - (2.84)%
(18,500)	Noodles & Co. Class A	(191,475)
(7,200)	RCI Hospitality Holding, Inc.	(457,848)
(186)	Wingstop, Inc.	(23,654)
		(672,977)
Retail - Family Clothing Stores - (0.99)%
(6,000)	Buckle, Inc.	(235,680)

Retail - Retail Stores - (0.01)%
(100)	1-800-Flowers.com, Inc. Class A	(2,761)

Retail - Shoe Stores - (1.06)%
(4,045)	Boot Barn Holdings, Inc.	(252,044)

Semiconductors & Related Devices - (1.35)%
(4,065)	Advanced Micro Devices, Inc.	(319,102)

Services - Business Services - (1.28)%
(300)	Fair Isaac Corp.	(145,815)
(2,307)	Healthequity, Inc.	(156,876)
		(302,691)
Services - Computer Integrated Systems Design - (2.25)%
(2,100)	Cerner Corp.	(150,948)
(2,000)	Leidos Holdings, Inc.	(192,560)
(3,000)	Simulations Plus, Inc.	(189,720)
		(533,228)
Services - Computer Programming, Data Processing, Etc. - (1.43)%
(6,500)	Snap, Inc. Class A	(339,885)

Services - Motion Picture & Video Tape Production - (0.00)%
(10)	CuriosityStream, Inc. Class A	(136)
(10)	fuboTV, Inc.	(221)
		(357)
Services - Prepackaged Software - (0.38)%
(10)	Appian Corp. Class A	(1,330)
(80)	Shopify, Inc.	(88,520)
		(89,850)
Services - To Dwellings & Other Buildings - (2.24)%
(2,000)	Airbnb, Inc. Class A	(375,880)
(4,500)	Rollins, Inc.	(154,890)
		(530,770)

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Shares		Value

Surgical & Medical Instruments & Apparatus - (1.89)%
(1,900)	Nevro Corp.	$ (265,050)
(750)	Stryker Corp.	(182,685)
		(447,735)
Television Broadcasting Stations - (0.00)%
(10)	ViacomCBS, Inc. Class B	(451)

Tobacco Products - (0.66)%
(2,000)	Swedish Match A.B. (Sweden)	(156,037)

Transportation Services - (0.89)%
(1,430)	ModivCare, Inc.	(211,812)

Wholesale - Professional & Commercial Equipment & Supplies - (1.70)%
(2,367)	SiteOne Landscape Supply, Inc.	(404,142)

TOTAL COMMON STOCKS SOLD SHORT (Cost $11,351,519) - (51.72)%		(12,268,451)

EXCHANGE TRADED FUNDS * - (11.23)%
(20)	Invesco QQQ Trust Series 1	(6,383)
(12,010)	iShares Russell 2000 ETF	(2,653,489)
(10)	SPDR® S&P 500 ETF	(3,963)
TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $2,770,021) - (11.23)%		(2,663,835)

TOTAL SECURITIES SOLD SHORT (Proceeds $14,128,540) - (62.95)%		$(14,932,286)

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2021 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $17,211,413)	$ 24,634,318
Cash	1,000
Foreign Currency at Value (Cost $1,006,998)	994,609
Deposit with Broker for Securities Sold Short	12,381,528
Receivables:
Dividends and Interest	5,690
Portfolio Securities Sold	667,748
Shareholder Subscriptions	51,313
Prepaid Expenses	25,604
Total Assets	38,761,810
Liabilities:
Securities Sold Short, at Value (Proceeds $14,128,540)	14,932,286
Payables:
Due to Adviser	13,646
Fund Shares Redeemed	74,613
Administrative Fees	6,549
Trustee Fees	614
Transfer Agent and Accounting Fees	2,759
Accrued Expenses	12,083
Total Liabilities	15,042,550

Net Assets	$ 23,719,260

Net Assets Consist of:
Paid In Capital	$ 15,422,463
Distributable Earnings (Deficit)	8,296,797
Net Assets, for 1,606,127 Shares Outstanding	$ 23,719,260

Institutional Class Shares
Net Assets	$ 23,719,260
Shares of beneficial interest outstanding	1,606,127
Net asset value per share	$ 14.77

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $1,037)	$ 85,067
Interest	93
Total Investment Income	85,160

Expenses:
Advisory fees	140,391
Audit fees	9,080
Custody	11,013
Legal fees	7,432
Transfer Agent fees	16,582
Administrative fees	32,758
Servicing Account fees	8,922
Registration fees	3,784
Trustee fees	1,594
Insurance fees	375
Other expenses	9,456
Dividend expense	32,280
Interest expense	82,903
Printing and Mailing fees	1,490
Total Expenses	358,060
Less fees waived and expenses reimbursed by Advisor	(69,728)
Net Expenses	288,332

Net Investment Loss	(203,172)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currencies:
Realized Gain on Investments	4,446,049
Realized Loss on Securities Sold Short	(654,754)
Realized Gain on Foreign Currencies	2,961
Net Change in Unrealized Appreciation on Investments	4,170,209
Net Change in Unrealized Depreciation on Securities Sold Short	(70,996)
Net Change in Unrealized Depreciation on Foreign Currencies	(16,382)
Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currencies	7,877,087

Net Increase in Net Assets Resulting from Operations	$ 7,673,915

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)	Period Ended*
	Six Months
	Ended
	3/31/2021	9/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (203,172)	$ (168,227)
Net Realized Gain (Loss) on Investments, Securities Sold Short and Foreign Currency Transactions	3,794,256	(1,732,983)
Unrealized Appreciation on Investments, Securities Sold Short, and Foreign Currency Translation	4,082,831	2,523,939
Net Increase in Net Assets Resulting from Operations	7,673,915	622,729

Capital Share Transactions
Institutional Class	755,668	14,666,948
Net Increase in Net Assets from Capital Share Transactions	755,668	14,666,948

Total Increase in Net Assets	8,429,583	15,289,677

Net Assets:
Beginning of Period	15,289,677	-

End of Period	$ 23,719,260	$ 15,289,677

* For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

The accompanying notes are an integral part of these financial statements.

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GLOBAL TACTICAL FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months		Period
	Ended		Ended(a)
	3/31/2021		9/30/2020

Net Asset Value at Beginning of Period	$ 9.67		$ 10.00

Loss From Investment Operations:
Net Investment Loss *	(0.13)		(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	5.23		(0.18)
Total from Investment Operations	5.10		(0.33)

Net Asset Value at End of Period	$ 14.77		$ 9.67

Total Return **	52.74%	(c)	(3.30)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23,719		$ 15,290
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)(f)	3.82%	(b)	4.32%	(b)
After Reimbursement (d)(f)	3.07%	(b)	3.30%	(b)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement (d)(e)	(2.17)%	(b)	(1.94)%	(b)
Portfolio Turnover	49.61%	(c)	121.41%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 1.23% and 1.45%, for the six months ended March 31, 2021 and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021 (UNAUDITED)

 1.  ORGANIZATION

The Global Tactical Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with nineteen additional series are currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized one class of shares: Institutional Class. See Note 4 to the financial statements for further information regarding the fees for the Institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all

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GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2021, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities

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GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds, including the Fund, based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

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GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are determined to be readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Equity securities (domestic and foreign common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of March 31, 2021, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 21,098,401	$ -	$ -	$ 21,098,401
Real Estate Investment Trusts	2,737,126	-	-	2,737,126
Money Market Fund	798,791	-	-	798,791
Total	$ 24,634,318	$ -	$ -	$ 24,634,318

Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks Sold Short *	$ 12,268,451	$ -	$ -	$ 12,268,451
Exchange Traded Funds Sold Short	2,663,835	-	-	2,663,835
Total	$ 14,932,286	$ -	$ -	$ 14,932,286

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments and Schedule of Securities Sold Short.

The Fund did not hold any Level 2 or  Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:   During the six months ended March 31, 2021, the Fund had a management agreement with Greenwich Ivy Capital LLC.  The Adviser is a Delaware limited liability company formed in 2018.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short,

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.

During the six months ended March 31, 2021, the Adviser earned $140,391 in advisory fees and waived advisory fees of $69,728. As of March 31, 2021, the Fund owed the Adviser $13,646.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Fiscal Year End	Expiration	Amount
September 30, 2020	September 30, 2023	$88,164

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. For the services CFS provides under the administration agreement, CFS receives an annual fee of 0.35% of each Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the six months ended March 31, 2021 CFS earned $32,758.  At March 31, 2021 the Fund owed CFS $6,549.

CFS has an administration agreement with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services (“MSS”).  Mr. Pokersnik also serves as an officer of the Trust.  See the Trustee & Officer table for more information.

TRANSFER AGENT AND FUND ACCOUNTANT: Brandon Pokersnik, the Fund’s CCO and Secretary is an employee of MSS, the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund.

 5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the six months ended March 31, 2021, were as follows:

Purchases	$ 9,845,524
Sales	$ 10,485,302

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

Purchases and sales of securities sold short aggregated $37,284,109 and $43,067,719, respectively.

6.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2021, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the six months ended March 31, 2021 and the period December 4, 2019 (commencement of investment operations) through September 30, 2020 were as follows:

	Six Months Ended March 31, 2021		December 4, 2019 (commencement of investment operations) through September 30, 2020
	Shares	Amount	Shares	Amount
Shares Sold	362,212	$ 5,097,769	2,137,735	$19,726,194
Shares Redeemed	(337,402)	(4,342,101)	(556,418)	(5,059,246)
Net Increase	24,810	$ 755,668	1,581,317	$14,666,948

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the net cost of investments and proceeds from securities sold short as of March 31, 2021 is $4,089,871. Cost and proceeds from long and short holdings are $18,218,411 and $(14,128,540), respectively. As of March 31, 2021, the gross unrealized appreciation on a tax basis totaled $8,527,003 and the gross unrealized depreciation totaled $1,920,233 for a net unrealized appreciation of $6,606,770. The portions of net unrealized appreciation that is from long and short holdings are $7,410,516 and $(803,746), respectively.

The differences between book and tax cost are wash sales, short dividend expense, and dividends treated as return of capital for tax purposes.

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

As of September 30, 2020 the components of distributable earnings on a tax basis were as follows:

Capital loss carryforwards

              $      (1,610,889)

Late year loss deferral

                                         (178,155)

Net unrealized appreciation

        2,411,926

Total

$         622,882

As of September 30, 2020, the Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Short-term non-expiring	$ 1,610,889
Total	$ 1,610,889

No distributions were paid for the six months ended March 31, 2021 and the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2021, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 99.64% of the voting securities of the Fund and may be deemed to control the Fund.

10.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure or recognition.

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

EXPENSE ILLUSTRATION

MARCH 31, 2021 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, October 1, 2020 through March 31, 2021, for the Institutional Class.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2020	March 31, 2021	October 1 , 2020 to March 31, 2021

Actual	$1,000.00	$1,527.40	$19.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.62	$15.38

* Expenses are equal to the Fund's annualized expense ratio of 3.07%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2021 (UNAUDITED)

PORTFOLIO HOLDINGS

The Trust files its complete schedules of investments for each fund, including the Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Trust’s Form N-PORT with respect to the Fund is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. Such proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Consideration and Approval of the Renewal of the Advisory Agreement with Greenwich Ivy Capital, LLC (“GIC”) on behalf of Global Tactical Fund

Nature, Extent and Quality of Service. The Trustees noted that GIC was formed in 2018 and served as an adviser to one mutual fund. They further noted that the adviser utilized a compliance consultant and Mr. Jindal served as portfolio manager and chief compliance officer. The Trustees reviewed the background of Mr. Jindal and acknowledged his experience with implementing similar strategies that of the Global Fund. The Trustees noted that there were no material compliance issues since the initial approval of the advisory agreement and there were no changes to the personnel that serviced the Fund. The Trustees commented that the adviser utilized fundamental research that analyzed

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GLOBAL TACTICAL FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2021 (UNAUDITED)

each securities’ underlying assets, historical cash flows, and potential for future appreciation. the Trustees concluded that, overall, the nature, extent and quality of services provided to the Fund by Anchor, were satisfactory.

Performance. The Trustees reviewed the performance of the Fund and noted that it the Fund outperformed its benchmark and Morningstar category for the one-year period and also outperformed the Fund’s benchmark for the since inception period. The Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses. The Trustees noted that the Fund’s management fee was 1.50%, which was lower than the Fund’s peer group average of 1.54%. The Trustees further noted that the Fund’s net expense ratio was 3.39% which was higher than the Fund’s peer group average but within the range of the Fund’s peer group. The Trustees acknowledged that the adviser had agreed to waive fees or reimburse expenses to limit the Fund’s expenses to 1.85% until January 31, 2022. The Trustees agreed that the adviser’s management fee was reasonable.

Profitability. The Trustees reviewed the pro forma provided by the adviser and noted that the adviser experienced a loss of approximately $42,000 as a result of its relationship with the Fund. The Trustees agreed that excess profitability was not a concern.

Economies of Scale. The Trustees considered whether the adviser achieved economies of scale with respect to the Fund. They Trustees agreed that meaningful economies of scale had not been reached. They noted the adviser’s position on reducing the advisory fee and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continues to grow.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of the Advisory Agreement was in the best interests the shareholders of the Fund.

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PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

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PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

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Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer Agent and Fund Accountant

Mutual Shareholder Services, LLC

Custodian

U.S. Bank NA

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of Global Tactical Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 3, 2021

By /s/ Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: June 3, 2021